Long-term debt - Sustainability-Linked Senior Secured Notes (Details) - Senior Secured Notes - USD ($)	May 17, 2022	May 16, 2022	Aug. 31, 2021	May 31, 2021
Debt Instrument [Line Items]
Face value of debt	$ 500,000,000			$ 500,000,000
Series A, Series C, and Series D Senior Secured Notes
Debt Instrument [Line Items]
Interest rate	5.49%	5.15%
Series B Senior Secured Notes
Debt Instrument [Line Items]
Interest rate			3.91%
Minimum | Series A, Series C, and Series D Senior Secured Notes
Debt Instrument [Line Items]
Interest rate				3.91%
Maximum | Series A, Series C, and Series D Senior Secured Notes
Debt Instrument [Line Items]
Interest rate				4.26%